Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016
WisdomTree Brazilian Real Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Brazilian Real Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Brazilian Real Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange traded fund ("ETF") that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Brazilian currency and money market rates. Because the market for money market securities in Brazil generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Brazilian currency markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in Brazilian real. The Fund also may enter into repurchase agreements.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations ("NRSROs") or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Brazilian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers' acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

		The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to Brazil. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days' prior notice of any change to this policy for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund's Prospectus titled "Additional Principal Risk Information About the Funds" and "Additional Non-Principal Risk Information."

  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

  Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as events that impact the entire market, market segments, or specific issuers. The Fund's NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market, at market prices. The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

  Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

  Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund's portfolio investments and/or perceptions related thereto.

  Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in Brazilian real, or in securities that provide exposure to Brazilian real, currency exchange rates or interest rates denominated in Brazilian real. Changes in currency exchange rates and the relative value of the Brazilian real will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

  Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund's use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser's and sub-adviser's ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

  Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, such as Brazil, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

  Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries, such as Brazil.

  Geographic Concentration in Brazil. Because the Fund concentrates in investments providing exposure to Brazil, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Brazil and to be more volatile than the performance of more geographically diversified funds. The Brazilian economy is sensitive to fluctuations in commodity prices and commodity markets. Additionally, the Brazilian economy generally has experienced and may continue to experience high inflation rates. While the Brazilian economy has experienced growth in recent years, there is no guarantee that this growth will continue. The Brazilian government currently imposes significant taxes on the transfer of currency. These and other factors could have a negative impact on the Fund's performance and increase the volatility of an investment in the Fund.

  Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the Brazil and world economies and markets generally, each of which may negatively impact the Fund's investments.

  Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer's creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.

  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

  Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

  Offshore Investor Risk. The opportunity for offshore investors, such as the Fund, to access Brazilian markets can be limited due to a variety of factors including currency convertibility issues. These limitations and restrictions may adversely affect the availability, liquidity and pricing of securities in which the Fund seeks to invest. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in Brazil.

  Repurchase Agreement Risk. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

  Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the JP Morgan Emerging Local Markets Index Plus Brazil, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of September 30, 2015 was (27.65)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(14.50)%	3Q/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Brazilian Real Strategy Fund | WisdomTree Brazilian Real Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
2009	rr_AnnualReturn2009	45.88%
2010	rr_AnnualReturn2010	12.70%
2011	rr_AnnualReturn2011	(5.06%)
2012	rr_AnnualReturn2012	(2.92%)
2013	rr_AnnualReturn2013	(8.13%)
2014	rr_AnnualReturn2014	(2.30%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(27.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.50%)
1 Year	rr_AverageAnnualReturnYear01	(2.30%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.39%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2008	[1]
WisdomTree Brazilian Real Strategy Fund | Return After Taxes on Distributions | WisdomTree Brazilian Real Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	(2.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2008
WisdomTree Brazilian Real Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree Brazilian Real Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2008
WisdomTree Brazilian Real Strategy Fund | JP Morgan Emerging Local Markets Index Plus Brazil (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2008

[1]	Based on NAV